Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio

8/31/05 (Unaudited)
KEY TO ABBREVIATIONS
AMBAC AMBAC Indemnity Corporation
COP Certificate of Participation
FGIC Financial Guaranty Insurance Company
FSA Financial Security Assurance
GNMA Coll. Government National Mortgage Association Collateralized
G.O. Bonds General Obligation Bonds
MBIA MBIA Insurance Company
VRDN Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.8%)(a)

	Rating (RAT)	Principal amount	Value

Minnesota (98.3%)
Bemidji, Hosp. Fac. Rev. Bonds (First Mtge.-North Country Hlth.)
5 5/8s, 9/1/21	A	$250,000	$259,660
5 5/8s, 9/1/15	A	1,760,000	1,831,526
Big Lake, G.O. Bonds (Indpt. School Dist. No. 728), Ser. C, FSA, 5s, 2/1/21	Aaa	1,560,000	1,652,165
Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, FGIC
5s, 2/1/20	Aaa	1,000,000	1,073,480
5s, 2/1/13	Aaa	1,000,000	1,097,030
Breckenridge, Rev. Bonds (Catholic Hlth. Initiatives), Ser. A, 5s, 5/1/30	Aa2	1,000,000	1,056,740
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A	1,000,000	1,030,930
Cohasset, VRDN (MN Pwr. & Light Co.), Ser. A, 2.32s, 6/1/20	A-1+	1,400,000	1,400,000
Dakota Cnty., Cmnty. Dev. Agcy. G.O. Bonds (Sr. Hsg. Fac.), 5s, 1/1/21	AAA	1,000,000	1,063,910
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds (BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	BB/P	185,000	185,751
East Grand Forks, Poll. Rev. Bonds (American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	750,000	802,185
Elk River, G.O. Bonds (Indpt. School Dist. No. 728), Ser. A, MBIA, 5s, 2/1/19	Aaa	1,000,000	1,063,600
Hennepin Cnty., G.O. Bonds, Ser. A, 5 1/8s, 12/1/19	Aaa	1,440,000	1,524,960
Hutchinson, G.O. Bonds (Indpt. School Dist. No. 423), Ser. A, 5 3/4s, 2/1/13	Aa2	1,000,000	1,062,070
Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade Corp.), 5.65s, 12/1/22	BB	750,000	769,778
Itasca Cnty., G.O. Bonds (Indpt. School Dist. No. 318), FSA, 5s, 2/1/15	AAA	2,610,000	2,828,066
Lake Superior, G.O. Bonds (Indpt. School Dist. No. 381), Ser. A, FSA, 5s, 4/1/14	Aaa	1,430,000	1,568,538
Lakeville, G.O. Bonds (Indpt. School Dist. No. 194)
Ser. A, FGIC, 5 1/2s, 2/1/24	Aaa	2,000,000	2,236,680
Ser. C, FSA, 5s, 2/1/15	Aaa	1,440,000	1,568,635
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp. Assn.), 6 5/8s, 9/1/22	BBB-/P	1,250,000	1,343,588
Medford, G.O. Bonds (Indpt. School Dist. No. 763), Ser. A, FSA, 5 1/2s, 2/1/31	Aaa	1,550,000	1,685,439
Minnanoka & Ramsey Cntys., North Suburban Hosp. Dist. VRDN (Hlth. Ctr.), 2.4s, 8/1/14	A-1+	1,800,000	1,800,000
Minneapolis & St. Paul, Arpt. Rev. Bonds, Ser. C, FGIC, 5 1/2s, 1/1/16	Aaa	1,800,000	1,986,120
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, MBIA
5s, 1/1/28	Aaa	1,160,000	1,226,874
5s, 1/1/21	Aaa	1,500,000	1,601,145
Minneapolis, Cmnty. Dev. Agcy. Supported Dev. Rev. Bonds, Ser. G-3, 5.45s, 12/1/31	A-	1,705,000	1,813,046
Minneapolis, COP (Special School Dist. No. 001), Ser. B, FSA, 5s, 2/1/12	Aaa	1,095,000	1,198,302
Minneapolis, G.O. Bonds
(Sports Arena), 5.2s, 10/1/24 (SEG)	AAA	2,000,000	2,089,820
Ser. B, 5 1/8s, 12/1/24	AAA	1,500,000	1,586,625
Ser. E, 5s, 3/1/26	AAA	1,675,000	1,736,724
(Pub. Impt.), 5s, 12/1/18	AAA	1,200,000	1,286,556
Minneapolis, Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs.), Ser. B, MBIA, 5s, 5/15/10	Aaa	1,000,000	1,072,830
Minneapolis, Multi-Fam. Rev. Bonds
(East Bank), GNMA Coll., 5 3/4s, 10/20/42	Aaa	1,190,000	1,246,680
(Bottineau Commons), GNMA Coll., 5.45s, 4/20/43	Aaa	1,000,000	1,038,170
Minneapolis, Rev. Bonds (Walker Methodist Sr. Svcs.)
Ser. A, 6s, 11/15/28	B+/P	100,000	95,981
Ser. C, 6s, 11/15/28	B+/P	250,000	239,953
Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276), Ser. B, 5 3/4s, 2/1/22	Aa1	2,715,000	2,883,520
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6 5/8s, 8/1/25	A3	1,500,000	1,655,190
(Hlth. Care Syst.), Ser. A, MBIA, 5 1/2s, 11/15/17	Aaa	610,000	649,742
(Hlth. Care Syst.), Ser. A, MBIA, 5 1/2s, 11/15/17 (Prerefunded)	Aaa	2,390,000	2,566,860
(Hlth. Care - Benedictine Hlth.), Ser. A, MBIA, 5 1/4s, 2/15/14	Aaa	1,400,000	1,516,760
(Hlth. Care - Benedictine Hlth.), Ser. A, MBIA, 5s, 2/15/23	Aaa	500,000	525,180
MN Pub. Fac. Auth. Trans. Rev. Bonds (Closed Lane Pool), 5s, 3/1/10	Aa2	1,035,000	1,112,273
MN Pub. Fac. Auth. Wtr. Poll. Control Rev. Bonds, Ser. A
5 1/4s, 3/1/17	Aaa	1,000,000	1,067,110
5s, 3/1/17	Aaa	1,500,000	1,620,510
MN State G.O. Bonds
(Duluth Arpt.), Ser. 95A, 6 1/4s, 8/1/14	AAA	2,800,000	2,814,784
5 1/2s, 11/1/06	AAA	1,500,000	1,544,700
5s, 11/1/19	AAA	1,500,000	1,597,890
5s, 8/1/07	AAA	2,500,000	2,596,450
4s, 8/1/11	AAA	1,000,000	1,041,060
MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 4-P, 5.4s, 4/1/23	A2	580,000	602,643
(The College of St. Catherine), Ser. 5-N1, 5 3/8s, 10/1/32	Baa1	500,000	529,325
(St. John's U.), Ser. 4-L, 5.35s, 10/1/17	A2	1,000,000	1,048,230
(U. of St. Thomas), Ser. 5-N1, 5 1/4s, 10/1/34	A2	1,000,000	1,073,800
(St. John's U.), Ser. 5-I, 5 1/4s, 10/1/26	A2	500,000	552,930
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa2	250,000	264,570
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	525,480
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,659,581
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.)
Ser. H, 5s, 1/1/36	Aa1	2,000,000	2,115,180
Ser. H, 4 3/8s, 1/1/14	Aa1	380,000	383,678
Ser. H, 4.15s, 7/1/12	Aa1	855,000	862,037
Ser. A, 4.05s, 7/1/16	Aa1	235,000	234,988
Ser. H, 3 3/4s, 1/1/10	Aa1	240,000	241,037
Monticello, Big Lake Cmnty. Hosp. Dist. Gross Rev. Bonds (Hlth. Care Fac.), Ser. A, 5 3/4s, 12/1/19	BBB-/P	1,000,000	1,027,460

Morris, G.O. Bonds (Indpt. School Dist. No. 769), MBIA
5s, 2/1/18	Aaa	1,000,000	1,084,150
5s, 2/1/17	Aaa	1,150,000	1,251,430
Mounds View, G.O. Bonds (Indpt. School Dist. No. 621), Ser. A
5 3/8s, 2/1/20	Aa2	1,250,000	1,372,813
5 1/4s, 2/1/15	Aa2	1,000,000	1,092,120
Northfield, Hosp. Rev. Bonds, Ser. C, 6s, 11/1/31	BBB-	1,000,000	1,076,430
Olmsted Cnty., Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5.55s, 7/1/19	BB+/P	800,000	828,032
Osseo, G.O. Bonds (Indpt. School Dist. No. 279), Ser. A, 5 1/4s, 2/1/21	Aa2	2,000,000	2,163,860
Pequot Lakes, G.O. Bonds (Indpt. School Dist. No. 186), FGIC, 5s, 2/1/12	Aaa	1,220,000	1,335,095
Ramsey Cnty., G.O. Bonds (Cap. Impt.), Ser. A, 5 3/8s, 2/1/16	Aaa	1,160,000	1,196,238
Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6s, 7/1/31	Aa1	1,150,000	1,215,079
Robbinsdale, G.O. Bonds (Indpt. School Dist. No. 281)
5 5/8s, 2/1/21	Aa2	2,000,000	2,157,140
MBIA, 5s, 2/1/14	Aaa	1,500,000	1,587,840
Rochester, Elec. Util. Rev. Bonds, 5 1/4s, 12/1/30	Aa3	1,500,000	1,578,285
Rochester, G.O. Bonds (Indpt. School Dist. No. 535), Ser. A, 5 1/4s, 2/1/15	AAA	2,000,000	2,019,000
Roseville, G.O. Bonds (Indpt. School Dist. No. 623), Ser. A, FSA, 5s, 2/1/25	Aaa	2,000,000	2,107,160
Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	Baa2	1,500,000	1,542,180
Sauk Rapids, G.O. Bonds (Indpt. School Dist. No. 047), Ser. B, FSA, zero %, 2/1/11	Aaa	2,540,000	2,083,587
St. Cloud, Hlth. Care Rev. Bonds (St. Cloud Hosp. Oblig. Group), Ser. A, FSA, 6 1/4s, 5/1/17	Aaa	1,500,000	1,705,005
St. Michael, G.O. Bonds (Indpt. School Dist. No. 885), FSA, 5s, 2/1/16	Aaa	1,310,000	1,415,560
St. Paul, COP (Indpt. School Dist. No. 625), Ser. C, 5 1/4s, 2/1/16	AA	2,475,000	2,483,663
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (Regions Hosp.), 5.3s, 5/15/28	BBB+	1,500,000	1,537,725
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), Ser. B, 5.85s, 11/1/17	Baa3	750,000	782,715
Todd Morrison Cass & Wadena Cntys., Hosp. Dist. G.O. Bonds (Hlth. Care Fac. Lakewood), 5s, 12/1/34	Baa2	750,000	774,023
U. of MN Rev. Bonds, Ser. A
5 3/4s, 7/1/17	Aa2	2,160,000	2,569,298
5 1/2s, 7/1/21	Aa2	1,000,000	1,178,180
Western MN Muni. Pwr. Agncy. Rev. Bonds, Ser. A, AMBAC, 5 1/2s, 1/1/16	Aaa	565,000	622,263
White Bear Lake, G.O. Bonds (Indpt. School Dist. No. 624), Ser. C, FSA, 5s, 2/1/12	Aaa	1,170,000	1,280,378
Winona, Hlth. Care Fac. Rev. Bonds, Ser. A, 6s, 7/1/34	BBB-	250,000	263,620
			121,739,394

New Jersey (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s, 6/1/39	BBB	500,000	584,510

TOTAL INVESTMENTS

Total investments (cost $115,627,767) (b)			$122,323,904

Putnam Minnesota Tax Exempt Income Fund
FUTURES CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation
U.S. Treasury Note 10 yr (Short)	20	$2,258,438	Sep-05	($31,911)

NOTES

(a) Percentages indicated are based on net assets of $123,821,505.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $115,627,767, resulting in gross unrealized appreciation and depreciation of $6,739,711 and $43,574, respectively, or net unrealized appreciation of $6,696,137.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2005.

The rates shown on VRDN are the current interest rates at August 31, 2005.

The fund had the following industry group concentration greater than 10% at August 31, 2005 (as a percentage of net assets):

Health care	17.0%

The fund had the following insurance concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

FSA	15.4%
MBIA	11.4

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest, or swaps, to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005